DERIVATIVE LIABILITIES (Details) (USD $)	3 Months Ended		12 Months Ended					114 Months Ended	117 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2009
DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Unamortized Discount	$ 0		$ 0					$ 0	$ 0
Class of Warrant or Right, Outstanding (in Shares)	23,550,000		23,550,000		19,550,000	15,250,000	13,000,000	23,550,000	23,550,000	0
Debt Instrument, Convertible, Beneficial Conversion Feature	0	0	0		321,002			177,974	177,974
Extinguishment of Debt, Amount			253,336
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	(36,033)		(256,472)
Derivative, Gain (Loss) on Derivative, Net	239,367	(217,526)	(52,581)		(386,833)			(439,414)	(200,047)
Derivative Liability, Current	778,156		696,648		496,827			696,648	778,156
Class of Warrant or Rights, Granted (in Shares)	0		4,000,000		4,800,000	2,250,000	13,000,000
New Issuance	467,934		607,826	[1]
Derivative, Loss on Derivative	111,026		204,114
Notes Issued	0	0	0		0			1,990,000	1,990,000
Tainted Instrument [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Convertible Debt					375,000
Class of Warrant or Right, Outstanding (in Shares)					20,050,000
Debt Instrument, Convertible, Beneficial Conversion Feature					83,358
Class of Warrant or Rights, Granted (in Shares)					20,050,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)					500,000
Notes Issued					692,797
Conversion Features - Embedded Derivatives [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Unamortized Discount	356,908		585,210					585,210	356,908
Convertible Debt	409,700								409,700
Debt Instrument, Face Amount			692,797					692,797
Extinguishment of Debt, Amount			253,336
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	(36,033)		(217,295)
Derivative, Gain (Loss) on Derivative, Net			151,533
Derivative Liability, Current	309,053		156,761		82,237			156,761	309,053
New Issuance	238,595		336,657	[1]
Derivative, Loss on Derivative	111,026
Conversion Features - Embedded Derivatives and Tainted Equity [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity			386,536
Derivative, Gain (Loss) on Derivative, Net	350,393		151,533
Derivative Liability, Current	675,828		548,447		291,208			548,447	675,828
Warrants - Tainted Equity [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity	0		0
Derivative Liability, Current	102,328		148,201		205,619			148,201	102,328
New Issuance	0		22,616	[1]
Convertible Note on July 11, 2012 ($100,000) [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Proceeds from Notes Payable					100,000
Notes Payable	110,000				110,000				110,000
Debt Instrument, Convertible, Terms of Conversion Feature					lesser of $0.10 or the average of the two lowest closing prices in the 25 trading days prior to conversion
Debt Instrument, Unamortized Discount					98,366
Convertible Notes Issued, Remainder 2012 [Member]
DERIVATIVE LIABILITIES (Details) [Line Items]
Debt Instrument, Unamortized Discount					48,272
Debt Instrument, Face Amount					$ 273,000

[1]	$204,114 was recorded as a loss on derivative at issuance. This loss is netted within Gain/Loss on Derivative Liability on the Statement of Operations.